Expense Example, No Redemption ((PIMCO All Asset Portfolio - Advisor/M Classes), (PIMCO All Asset Portfolio), USD $)	0 Months Ended
May 02, 2013
Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 136
Expense Example, No Redemption, 3 Years	423
Expense Example, No Redemption, 5 Years	731
Expense Example, No Redemption, 10 Years	1,607
Class M
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	485
Expense Example, No Redemption, 5 Years	837
Expense Example, No Redemption, 10 Years	$ 1,829